Background information of business and organization (Tables)	12 Months Ended
Dec. 31, 2016
Background information of business and organization [Abstract]
Schedule of Subsidiaries and its Consolidated Variable Interest Entities
As of December 31, 2016, subsidiaries of the Company and its consolidated variable interest entities included the following entities:

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500,000	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited	Hong Kong October 26, 2011	HK$	3,000,000	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	100%	Investment holding company

Xinyuan Real Estate, Ltd.	Cayman Islands January 27, 2006	US$	50,000,000	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10,000	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10,000	100%	Investment holding company

XIN Irvine, LLC	United States July 12, 2012	US$	50,000	100%	Real estate development

Vista Sierra, LLC	United States May 1, 2012	US$	0	100%	Real estate development

XIN Development Management East, LLC	United States August 28, 2012	US$	1,000	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1,000	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1,000	100%	Real estate development

Xinyuan Sailing Co., Ltd.	Hong Kong June 21, 2013	HK$	3,000,000	100%	Investment holding company

AWAN Plasma Sdn Bhd	Malaysia April 16, 2007	MYR	33,577,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
XIN Eco Marine Group Properties Sdn Bhd	Malaysia July 9, 2014	MYR	33,217,000	100%	Investment holding company

Xinyuan Internet Finance Co., Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

New Dawn International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

New Legend International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

New Point International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

New Grace International Ltd.	Cayman Islands July 7, 2015	US$	50,000	100%	Investment holding company

China Online Finance Research Institute Limited	Hong Kong July 17, 2015	US$	1,000,000	100%	Dormant

Genesis Ocean Investments Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Honest View Development Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Honour Triumph Enterprises Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Well Poly Holdings Ltd.	Hong Kong August 19, 2015	HK$	100	100%	Investment holding company

Zhengzhou Yasheng Construction Material Co., Ltd.	PRC October 22, 2013	US$	50,000,000	100%	Sales of construction materials

Zhengzhou Jiasheng Real Estate Co., Ltd.	PRC December 2, 2013	US$	60,000,000	100%	Real estate development

Zhengzhou Yusheng Landscape Design Co., Ltd.	PRC December 25, 2013	US$	70,000,000	100%	Landscaping engineering and management

Xinyuan (China) Real Estate, Ltd.	PRC April 10, 2006	US$	307,000,000	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”)	PRC May 19, 1997	RMB	200,000,000	100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	PRC February 9, 2006	RMB	10,000,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Shandong Xinyuan Real Estate Co., Ltd.	PRC June 2, 2006	RMB	300,000,000	100%	Real estate development

Xinyuan Technology Service Co., Ltd. (“Xinyuan Service”)	PRC December 28, 1998	RMB	50,000,000	94%	Property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	PRC February 17, 2004	RMB	2,000,000	100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd*	PRC May 26, 2004	RMB	2,000,000	100%	Installation of intercom systems

Henan Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC December 29, 2011	RMB	20,000,000	100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd. (“Suzhou Xinyuan”)	PRC November 24, 2006	RMB	200,000,000	100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	PRC December 7, 2006	RMB	50,000,000	100%	Real estate development

Kunshan Xinyuan Real Estate Co., Ltd.	PRC January 31, 2008	RMB	200,000,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	PRC June 12, 2007	RMB	220,000,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	PRC November 9, 2009	RMB	200,000,000	100%	Real estate development

Henan Xinyuan Jiye Real Estate Co., Ltd.	PRC November 15, 2009	RMB	50,000,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd. (“Beijing Wanzhong”)	PRC March 4, 2008	RMB	900,000,000	100%	Real estate development

Beijing Heju Management Consulting Service Co., Ltd.	PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd.	PRC January 16, 2009	RMB	30,000,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. (“Jiantou Xinyuan”)	PRC June 13, 2005	RMB	10,000,000	100%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	PRC March 8, 2012	RMB	30,000,000	100%	Real estate consulting services

Henan Xinyuan Priority Commercial Management Co., Ltd.	PRC August 10, 2012	RMB	2,000,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC September 20, 2012	RMB	200,000,000	100%	Real estate development

Jiangsu Jiajing Real Estate Co., Ltd.	PRC March 28, 2005	RMB	150,000,000	100%	Real estate development

Beijing XIN Media Co., Ltd.	PRC July 10, 2013	RMB	10,000,000	100%	Culture and media services

Xingyang Xinyuan Real Estate Co., Ltd.	PRC July 25, 2013	RMB	200,000,000	100%	Real estate development

APEC Construction Investment (Beijing) Co., Ltd.	PRC August 1, 2013	RMB	100,000,000	100%	Dormant

Beijing Xinxiang Huicheng Decoration Co., Ltd.	PRC October 18, 2013	RMB	10,000,000	100%	Property decoration services

Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. (“Jinan Wanzhuo”)	PRC December 4, 2013	RMB	300,000,000	100%	Real estate development

Xinrongji (Beijing) Investment Co., Ltd.	PRC December 25, 2013	RMB	100,000,000	100%	Dormant

Sanya Beida Science and Technology Park Industrial Development Co., Ltd.	PRC January 10, 2014	RMB	200,000,000	100%	Real estate development

Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC February 21, 2014	RMB	50,000,000	100%	Real estate development

Zhengzhou Hengsheng Real Estate Co., Ltd.	PRC June 19, 2014	RMB	20,000,000	100%	Real estate development

Beijing Xinyuan Xindo Park E-commerce Co., Ltd.	PRC August 12, 2014	RMB	202,000,000	100%	Electronic commerce

Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	PRC September 15, 2014	RMB	20,000,000	90%	Real estate development

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Tianjin Xinyuan Real Estate Co., Ltd.	PRC September 17, 2014	RMB	100,000,000	100%	Real estate development

Xi’an Xinyuan Metropolitan Business Management Co., Ltd.	PRC November 25, 2014	RMB	3,000,000	100%	Property management services

Beijing Xinleju Technology Development Co., Ltd.	PRC December 24, 2014	RMB	10,000,000	100%	Technical service

Changsha Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC April 3, 2014	RMB	100,000,000	100%	Real estate development

Shanghai Junxin Real Estate Co., Ltd.	PRC January 16, 2014	RMB	5,000,000	100%	Real estate development

Beijing Yue-Mart Commerce and Trade Co., Ltd.	PRC January 5, 2015	RMB	30,000,000	100%	Retail store

Beijing Xinhe Investment Development Co., Ltd.	PRC May 5, 2015	RMB	5,000,000	100%	Investment holding company

Jinan Yue-Mart Commerce and Trade Co., Ltd.	PRC December 4, 2015	RMB	3,000,000	100%	Retail store

Henan Yue-Mart Commerce and Trade Co., Ltd.	PRC March 23, 2015	RMB	10,000,000	100%	Retail store

Henan Xinyuan Guangsheng Real Estate Co., Ltd.	PRC July 27, 2015	RMB	40,000,000	100%	Real estate development

Shanghai Hexinli Property Management Center (Limited partnership) (“Shanghai Hexinli”)	PRC July 28, 2015	RMB	100,000	78.95%	Property management services

Shenzhen Xilefu Internet Financial Service Co., Ltd.	PRC June 12, 2015	RMB	5,000,000	100%	Dormant

Shenzhen Xileju Technology Development Co., Ltd.	PRC June 4, 2015	RMB	5,000,000	100%	Intelligent information system development

Henan Xinyuan Real Estate Marketing Co., Ltd.	PRC July 30, 2015	RMB	1,000,000	100%	Real estate marketing

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
Shandong Xinyuan Renju Real Estate Co., Ltd.	PRC November 19, 2011	RMB	50,000,000	100%	Real estate development

Shaanxi Zhongmao Economy Development Co., Ltd. (“Shaanxi Zhongmao”) (Note 9)	PRC June 22, 1998	RMB	22,500,000	65.98%	Real estate development

421 Kent Holding Co, Ltd.	United States May 2, 2014	US$	1,000	100%	Investment holding company

Hudson 888 Owner LLC	United States October 22, 2015	US$	1,000	100%	Real estate development

XIN Manhattan Holding LLC	United States December 9, 2015	US$	1,000	100%	Investment holding company

Hudson 888 Holding LLC	United States December 9, 2015	US$	1,000	100%	Investment holding company

Shenzhen Xinchuang Investment Consulting Co., Ltd.	PRC January 20, 2016	RMB	500,000	100%	Dormant

Shenzhen Keye Investment Co., Ltd.	PRC February 26, 2016	RMB	5,000,000	100%	Dormant

Henan Yueshenghang Property Service Co., Ltd.	PRC April 15, 2016	RMB	5,000,000	100%	Property management services

Henan Xinyuan Quansheng Real Estate Co., Ltd. (“Henan Quansheng”)	PRC January 14, 2015	RMB	40,000,000	100%	Real estate development

Zhengzhou Shengdao Real Estate Co., Ltd. (“Zhengzhou Shengdao”)	PRC October 14, 2013	RMB	20,000,000	100%	Real estate development

Henan Xinyuan Shunsheng Real Estate Co., Ltd. (“Henan Shunsheng”)	PRC January 13, 2016	RMB	30,000,000	100%	Real estate development

Hunan Erli Real Estate Co., Ltd. (“Hunan Erli”)**	PRC January 4, 2008	RMB	50,000,000	100%	Real estate development

Ningbo Meishan Bonded Port Xinshoulei Investment Management Co., Limited	PRC July 13, 2016	RMB	5,000,000	100%	Dormant

Company Name	Registered Place and Date of Incorporation	Registered Capital		Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:
XinYuan (China) Technology Research Institute Limited	Hong Kong July 8, 2016	HK$	10,000	100%	Dormant

XIN Queens Holding LLC	United States July 6, 2016	US$	1,000	100%	Investment holding company

Queens Theatre Holdco LLC	United States July 6, 2016	US$	1,000	100%	Investment holding company

Queens Theatre Owner LLC	United States July 6, 2016	US$	1,000	100%	Real estate development

Xinyuan Future Science & Technology Research (Beijing) Co., Limited	PRC July 8, 2016	RMB	1,000,000	100%	Dormant

Zhengzhou Xinnan Real Estate Co., Ltd. (“Zhengzhou Xinnan”)	PRC January 21, 2016	RMB	50,000,000	51%	Real estate development

Xinyan Investment Management Co., Limited(“Xinrock”)	PRC April 8, 2016	RMB	100,000,000	70%	Investment

Hangzhou Investment Consulting Co., Limited	PRC May 25, 2016	RMB	10,000,000	70%	Dormant

Hunan Yue-Mart Commerce and Trade Co., Ltd.	PRC October 11, 2016	RMB	10,000,000	100%	Retail store

Xinyuan Tianjin Technology Development Co., Limited	PRC December 8, 2016	RMB	20,000,000	100%	Dormant

Henan Xinyuan Industrial Co., Limited	The PRC December 22, 2016	RMB	20,000,000	100%	Dormant

Chengdu Xinyuan Commercial Management Co., Limited	The PRC December 12, 2016	RMB	10,000,000	100%	Dormant

VIE:
Beijing Ruihao Rongtong Real Estate Co., Ltd. (“Ruihao Rongtong”) (Note 7)	PRC June 15, 2006	RMB	250,000,000	65%	Real estate development

* Liquidated on December 20, 2016.

** Acquired on August 1, 2016.